GOODWILL AND INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Amortization expense	$ 58,072	$ 58,646
Intangible assets, net	616,661	673,745
Amortization Expense
2025	56,348
2026	56,348
2027	56,348
2028	56,348
2029	56,348
2030 and beyond	333,221
Total	614,961
Connecticut
Intangible Assets
Amortization expense	$ 0	0
Licenses/permits
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 574,712	626,793
Area Cultivator License
Intangible Assets
Amount of intangible asset in connection with the cash payment for the cost of the provisional license		3,000
Area Cultivator License | Connecticut
Intangible Assets
Allocation percentage			50.00%
Retail dispensary license | Connecticut
Intangible Assets
Allocation percentage			50.00%
Standalone Delivery License
Intangible Assets
Amount of intangible asset in connection with the cash payment for the cost of the provisional license		200
Right-to-use licenses
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 15,097	16,407
Host community agreements
Intangible Assets
Amortization period (# of years)	15 years
Intangible assets, net	$ 24,415	26,954
Trade name / brand
Intangible Assets
Amortization period (# of years)	5 years
Intangible assets, net	$ 2,437	3,591
Cost of goods sold
Intangible Assets
Amortization expense	$ 16,577	$ 16,825